Filed Pursuant to Rule 497(c)
1933 Act File No. 333-192733
1940 Act File No. 811-22917

On behalf of Absolute Shares Trust and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in a supplement to the Prospectus dated October 31, 2017, for WBI Tactical Income Shares and WBI Tactical High Income Shares, filed pursuant to Rule 497(c) on November 1, 2017.  The purpose of this filing is to submit the XBRL exhibits for the risk/return summary provided in the 497(c) filing (Accession Number 0000894189-17-005852).

The XBRL exhibits attached hereto consist of the following:

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE